Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Central Index Key	0000842717